Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

13.  Property and equipment, net

Property and equipment consist of the following:

	December 31,
	2022	2023
	US$	US$

Gross carrying amount
Servers, computers and equipment	272,809	280,619
Buildings	144,678	270,423
Construction in progress	163,199	111,573
Decoration of buildings	14,825	14,578
Leasehold improvements	7,318	5,683
Motor vehicles	7,915	17,603
Furniture, fixture and office equipment	7,362	4,810

Total of gross carrying amount	618,106	705,289
Less: accumulated depreciation	(274,905)	(314,608)

Property and equipment, net	343,201	390,681

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 were US$108,686, US$83,396 and US$46,576, respectively.